Operations - Schedule of Subsidiaries (Detail) - Subsidiaries [Member]	12 Months Ended
Dec. 31, 2025
Youdao (Hong Kong) Limited [Member]
Schedule of Subsidiaries [Line Items]
Place and year of incorporation	Hong Kong, China, 2016
Percentage of economic ownership	100.00%
Principal activities	Providing online marketing services
Youdao Education Technology (Hong Kong) Limited [Member]
Schedule of Subsidiaries [Line Items]
Place and year of incorporation	Hong Kong, China, 2021
Percentage of economic ownership	100.00%
Principal activities	Providing sales of smart devices
NetEase Youdao Information Technology (Beijing) Co., Ltd. ("Youdao Information") [Member]
Schedule of Subsidiaries [Line Items]
Place and year of incorporation	Beijing, China, 2006
Percentage of economic ownership	100.00%
Principal activities	Providing sales of smart devices and solutions, technical support to the VIEs
NetEase Youdao Information Technology (Hangzhou) Co., Ltd. ("Youdao Hangzhou") [Member]
Schedule of Subsidiaries [Line Items]
Place and year of incorporation	Hangzhou, China, 2019
Percentage of economic ownership	100.00%
Principal activities	Providing technical support to the VIEs
NetEase Youdao (Hangzhou) Smart Technology Co., Ltd. ("Youdao Smart Technology") [Member]
Schedule of Subsidiaries [Line Items]
Place and year of incorporation	Hangzhou, China, 2021
Percentage of economic ownership	100.00%
Principal activities	Providing sales of smart devices